Share-Based Compensation	12 Months Ended
Dec. 31, 2019
Share-Based Compensation
Share-Based Compensation

10. Share-Based Compensation

Leju Plan

In November 2013, the Company adopted a share incentive plan ("Leju Plan"), which allows the Company to offer a variety of share‑based incentive awards to employees, officers, directors and individual consultants who render services to the Group. Under the Leju Plan, the maximum number of shares that may be issued shall be 8% of the total outstanding shares on an as-converted and fully diluted basis as of the effective date of the plan, and shall be increased automatically by 5% of the then total outstanding shares on an as-converted fully diluted basis on each of the third, sixth and ninth anniversaries of the effective date of the Leju Plan. On December 1, 2016, the award pool under Leju plan was automatically increased by 7,553,422 ordinary shares. On December 1, 2019, the award pool under Leju plan was automatically increased by 7,833,224 ordinary shares. Options have a ten-year life.

Share Options:

During 2017, the Company granted 2,135,000 options to purchase its ordinary shares to certain of the Group's employees at an exercise price of $3.24 per share. The options expire ten years from the date of grant and vest ratably at each grant date anniversary over a period of three years.

During 2018, the Company granted 5,968,000 options to purchase its ordinary shares to certain of the Group's employees at an exercise price from $1.41 to $1.55 per share. The options expire ten years from the date of grant and vest ratably at each grant date anniversary over a period of three years.

During 2019, there were no options granted under Leju Plan.

The Company has used the binomial model to estimate the fair value of the options granted under the Leju Plan. The fair value per option was estimated at the date of grant using the following assumptions:

	2017	2018
Risk-free rate of return	2.61%	2.96%
Contractual life of option	10 years	10 years
Estimated volatility rate	65.64%	66.34%
Dividend yield	1.00%	1.00%

A summary of option activities under the Leju Plan during the year ended December 31, 2019 is presented below:

			Weighted
			Average	Aggregate
		Weighted	Remaining	Intrinsic
	Number of	Average	Contractual	Value of
	Options	Exercise Price	Term	Options
		$
Outstanding, as of January 1, 2019	13,776,043	3.34	7.46
Granted	—
Exercised	(48,757)	1.42		20,441
Forfeited	(958,741)	3.54
Outstanding, as of December 31, 2019	12,768,545	3.33	6.46
Vested and expected to vest as of December 31, 2019	12,445,763	3.38	6.41
Exercisable as of December 31, 2019	8,797,788	4.07	5.64

The fair value of the options granted in 2017 was $1.75 per share. The weighted average grant-date fair value of the options granted in 2018 was $0.75 per share. For the years ended December 31, 2017, 2018 and 2019, the Company recorded compensation expenses of $2,674,454,  $4,010,147 and $2,268,554 for the share options granted to the Group's employees and recorded deemed distribution to E-House of $78,245,  nil and nil for the share options granted to E-House's employees, respectively. During the years ended December 31, 2017, 2018 and 2019, nil,  nil and 48,757 options were exercised having a total intrinsic value of $ nil,  nil and $20,441, respectively. The proceeds from exercise of options were nil,  nil and $69,214 for the years ended December 31, 2017, 2018 and 2019, respectively.

As of December 31, 2019, there was $2,133,836 of total unrecognized compensation expense related to unvested share options granted under the Leju Plan. That cost is expected to be recognized over a weighted-average period of 1.28 years.

Restricted Shares:

Restricted shares are restricted from voting or receiving dividends until the shares are vested based on the stipulated service periods as set out in the award agreements.

There were no restricted shares granted under Leju Plan in 2017 and 2018.

The Company granted 250,000 restricted shares to certain employees in 2019. Under the terms of each restricted shares, restricted shares vest over three years.

A summary of restricted share activity under the Leju Plan during the year ended December 31, 2019 is presented below:

Weighted
	Number of	Average
	Restricted	Grant-date
	Shares	Fair Value
$
Outstanding, as of January 1, 2019	—
Granted	250,000	1.65
Vested	—
Forfeited	—
Outstanding, as of December 31, 2019	250,000	1.65

The total grant date fair value of restricted shares vested in 2017, 2018 and 2019 was $2,948,837, nil and nil, respectively.

For the years ended December 31, 2017, 2018 and 2019, the Company recorded compensation expenses of $666,723,  nil and $103,125 for the restricted shares granted to the Group’s employees.

As of December 31, 2019, there was $309,375 of total unrecognized compensation expense related to unvested restricted shares granted under the Leju Plan. That cost is expected to be recognized over a weighted-average period of 2.25 years.

On March 15, 2019, the board of directors approved that portion of bonus for the senior management team would be paid in the form of restricted shares. For the year ended December 31, 2019, the Company recorded compensation expenses of $1,225,000 for 800,000 restricted shares which were granted to the senior management team in June, 2020.

Omnigold Plan:

In 2015, the Group’s subsidiary, Omnigold Holdings Limited ("Omnigold"), adopted a share incentive plan ("Omnigold Plan"), which proposed that (i) the maximum number of shares of Omnigold available for issuance pursuant to all awards under the Ominigold Plan shall initially be 5,000,000 as of the date of the Ominigold Plan was approved and adopted by the Board of Omnigold (the “Effective Dare”), and (ii) the Ominigold Plan shall be increased automatically by 5% of the then total issued and outstanding shares of Omnigold on an as-converted fully diluted basis on each of the third, sixth and ninth anniversary of the Effective Date. The options expire ten years from the date of grant and vest ratably at each grant date anniversary over a period of three years.

There were no options granted under Omnigold Plan in 2017, 2018 and 2019.

For the years ended December 31, 2017, 2018 and 2019, the Company recorded compensation expenses of $183,687,  $48,215 and nil, respectively.

There were no options exercised during the years ended December 31, 2017, 2018 and 2019.

As of December 31, 2019, there was no unrecognized compensation expense given that all share options granted under the Omnigold Plan had been vested.